Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2021
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2022